Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	Jun. 30, 2023	Dec. 31, 2022
Schedule of Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	7.2513	6.8972
Items in the statements of income and comprehensive income, and statements of cash flows	6.9283	6.4835